Master Trust - Schedule of Master Trust Net Assets (Details) - Rail - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LIABILITIES
Net Master Trust assets	$ 0	$ 16,930
Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	21,737,110	17,558,746
Fully benefit-responsive synthetic guaranteed investment contracts	745,342	780,302
Other assets
Cash	5,609	12,700
Receivables for securities sold	10,745	113,787
Accrued income	39,453	31,300
Total Other assets	55,807	157,787
Total Master Trust assets	22,538,259	18,496,835
LIABILITIES
Payables for securities purchased	(26,413)	(151,488)
Net Master Trust assets	22,511,846	18,345,347
Master Trust | Caterpillar Inc. common stock
EBP, Master Trust [Line Items]
Investments, at fair value	5,495,510	3,784,230
Master Trust | Common stocks
EBP, Master Trust [Line Items]
Investments, at fair value	3,921,926	3,360,443
Master Trust | Preferred stocks
EBP, Master Trust [Line Items]
Investments, at fair value	23,527	16,468
Master Trust | Preferred corporate bonds and notes
EBP, Master Trust [Line Items]
Investments, at fair value	5,481	7,570
Master Trust | Other corporate bonds and notes
EBP, Master Trust [Line Items]
Investments, at fair value	1,116,507	899,155
Master Trust | U.S. government securities
EBP, Master Trust [Line Items]
Investments, at fair value	917,546	847,015
Master Trust | Common collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	10,071,355	8,473,155
Master Trust | Registered investment companies
EBP, Master Trust [Line Items]
Investments, at fair value	24,181	8,351
Master Trust | Other investments, net
EBP, Master Trust [Line Items]
Investments, at fair value	161,077	162,359
Plan’s Interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	0	16,299
Fully benefit-responsive synthetic guaranteed investment contracts	0	387
Other assets
Cash	0	13
Receivables for securities sold	0	232
Accrued income	0	48
Total Other assets	0	293
Total Master Trust assets	0	16,979
LIABILITIES
Payables for securities purchased	0	(291)
Net Master Trust assets	0	16,688
Plan’s Interest in Master Trust | Caterpillar Inc. common stock
EBP, Master Trust [Line Items]
Investments, at fair value	0	290
Plan’s Interest in Master Trust | Common stocks
EBP, Master Trust [Line Items]
Investments, at fair value	0	2,920
Plan’s Interest in Master Trust | Preferred stocks
EBP, Master Trust [Line Items]
Investments, at fair value	0	22
Plan’s Interest in Master Trust | Preferred corporate bonds and notes
EBP, Master Trust [Line Items]
Investments, at fair value	0	15
Plan’s Interest in Master Trust | Other corporate bonds and notes
EBP, Master Trust [Line Items]
Investments, at fair value	0	1,773
Plan’s Interest in Master Trust | U.S. government securities
EBP, Master Trust [Line Items]
Investments, at fair value	0	1,620
Plan’s Interest in Master Trust | Common collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	0	9,456
Plan’s Interest in Master Trust | Registered investment companies
EBP, Master Trust [Line Items]
Investments, at fair value	0	10
Plan’s Interest in Master Trust | Other investments, net
EBP, Master Trust [Line Items]
Investments, at fair value	$ 0	$ 193